Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 124,131	$ 150,582	$ 128,460
Cost of sales	95,442	98,626	84,072
Gross profit	28,689	51,956	44,388
Operating expenses
Research and development	20,638	20,563	20,091
Sales and marketing	6,935	6,990	6,599
General and administrative	4,229	4,477	4,641
Impairment of goodwill	25,561	0	0
Total operating expenses	57,363	32,030	31,331
Operating income (loss)	(28,674)	19,926	13,057
Financial income (expenses), net	1,372	2,464	(152)
Income (loss) before income taxes	(27,302)	22,390	12,905
Income taxes	(889)	4,084	2,364
Net income (loss)	$ (26,413)	$ 18,306	$ 10,541
Income per share:
Basic income (loss) per ordinary share (US$)	$ (3.942)	$ 2.733	$ 1.544
Diluted income (loss) per ordinary share (US$)	$ (3.942)	$ 2.694	$ 1.513
Weighted average number of ordinary shares used to compute basic income (loss) per share (in thousands)	6,699,813	6,696,671	6,825,630
Weighted average number of ordinary shares used to compute diluted income (loss) per share (in thousands)	6,699,813	6,796,419	6,968,802